SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Cash equivalents	$ 0	$ 0
Unrecognized tax benefits	0	0
Accrued for interest and penalties amount	$ 0	$ 0
Shares excluded in the calculation of diluted loss per share		11,825,000
New Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded in the calculation of diluted loss per share	11,825,000